ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Suppliers	$ 4,720	$ 5,392
Employee and related costs	9,235	8,598
Government commitment	3,752	2,546
Accounts payable and accrued expenses net	$ 17,707	$ 16,536